TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Schedule of Detailed Information About Trade Receivables
	Consolidated
	2023	2022
Trade accounts receivable	3,893,880	3,933,550
(-) Allowance for expected credit losses	(369,485)	(431,151)
	3,524,395	3,502,399

Schedule of Trade Receivables by Exposure to Doubtful Accounts
	Consolidated
	2023		2022
	Trade accounts receivable	Allowance for expected credit losses	Trade accounts receivable	Allowance for expected credit losses
Current	3,150,046	(111,784)	2,814,843	(94,148)
Past due:
Up to 30 days	348,851	(48,397)	621,711	(59,764)
31 to 60 days	89,271	(32,502)	142,507	(53,609)
61 to 90 days	66,496	(31,128)	106,124	(48,851)
91 to 180 days	239,194	(145,656)	248,365	(174,779)
Over 180 days	22	(18)	-	-
	3,893,880	(369,485)	3,933,550	(431,151)

Trade receivables [member]
Statement [Line Items]
Schedule of Allowance For Credit Losses
Consolidated
Balance as of December 31, 2020	(432,108)
Additions, net of reversals	(837,822)
Write-offs (a)	817,446
Translation adjustment	(1,497)
Balance as of December 31, 2021	(453,981)
Additions, net of reversals	(605,995)
Write-offs (a)	592,857
Translation adjustment	35,968
Balance as of December 31, 2022	(431,151)
Write-off from sale of subsidiaries	7,107
Additions, net of reversals	(605,874)
Write-offs (a)	634,657
Translation adjustment	25,776
Balance as of December 31, 2023	(369,485)
(a)	Refers to accounts overdue for more than 180 days, which are written off when the Company has no expectation of recovering the trade accounts receivables and sales of customer portfolios.